united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22624

Arrow ETF Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 04/30/16

Item 1. Schedule of Investments.

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2016
Principal ($)		Value
	BONDS & NOTES - 38.2%
	DIVERSIFIED FINANCAL SERVICES - 1.3%
680,000	Navient Corp., 5.000%, due 10/26/2020	$ 649,400
735,000	Navient Corp., 5.875%, due 10/25/2024	644,962
		1,294,362
	ELECTRIC - 1.3%
649,000	NRG Energy, Inc., 6.250%, due 5/1/2024	632,775
822,000	PPL Energy Supply LLC, 4.600%, due 12/15/2021	641,160
		1,273,935
	FOREST PRODUCTS & PAPER - 0.7%
889,000	Resolute Forest Products, Inc., 5.875%, due 5/15/2023	668,972

	IRON & STEEL - 0.6%
704,000	Vale Overseas Ltd., 4.375%, due 1/11/2022	651,200

	MACHINERY-CONSTRUCTION & MINING- 0.6%
730,000	Joy Global Inc., 5.125%, due 10/15/2021	660,650

	MEDIA- 0.6%
660,000	Dish DBS Corp., 5.875%, due 11/15/2024	619,410

	MINING - 1.4%
910,000	Freeport-McMoRan Inc., 3.875%, due 3/15/2023	762,125
724,000	Kinross Gold Corp., 5.950%, due 3/15/2024	682,370
		1,444,495
	OIL & GAS - 8.7%
675,000	CVR Refining LLC, 6.500%, due 11/1/2022	597,375
630,000	Diamond Offshore Drilling Inc., 5.875%, due 5/1/2019	633,620
880,000	Ensco PLC., 4.700%, due 3/15/2021	737,000
760,000	Murphy Oil Corp., 3.700%, due 12/1/2022	668,336
825,000	Noble Holding International Ltd., 4.900%, due 8/1/2020	693,825
745,000	OK Continental Resources Inc., 4.500%, due 4/15/2023	665,378
742,000	Petrobras Global Finance BV., 4.875%, due 3/17/2020	658,525
806,000	Petrobras Global Finance BV., 3.522%, due 3/17/2020 +	659,671
768,000	Petrobras Global Finance BV., 6.250%, due 3/17/2024	670,080
687,000	QEP Resources Inc., 5.250%, due 5/1/2023	645,780
727,000	Range Resources Corp., 5.000%, due 3/15/2023	670,657
850,000	Rowan Cos Inc., 4.875%, due 6/1/2022	691,603
880,000	Southwestern Energy Co., 4.950%, due 1/23/2025	765,600
		8,757,450
	OIL & GAS SERVICES - 0.7%
720,000	Weatherford International Ltd., 5.125%, due 9/15/2020	660,150

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2016
Principal ($)		Value
	PIPELINES - 4.0%
819,000	Crestwood Midstream Finance Corp., 6.125%, due 3/1/2022	$ 747,337
730,000	DCP Midstream Operating LP., 3.875%, due 3/15/2023	644,225
713,000	Energy Transfer Equity LP., 5.875%, due 1/15/2024	666,655
657,000	Genesis Energy Finance Corp., 6.750%, due 8/1/2022	630,753
633,000	ONEOK, Inc., 7.500%, due 9/1/2023	640,912
801,000	The Williams Cos, Inc., 4.550%, due 6/24/2024	690,358
		4,020,240
	SOVEREIGN - 18.3%
617,000	Brazilian Government International bond, 5.875%, due 1/15/2019	670,987
680,000	Brazilian Government International bond, 4.875%, due 1/22/2021	691,900
757,000	Brazilian Government International bond, 2.625%, due 1/5/2023	656,697
543,000	Brazilian Government International bond, 4.250%, due1/7/2025	504,990
665,000	Brazilian Government International bond, 5.625%, due 1/7/2041	583,538
599,000	Colombia Government International bond, 6.125%, due 1/18/2041	642,428
480,000	Colombia Government International bond, 8.125%, due 5/21/2024	605,520
546,000	Hungary Government International bond, 5.375%, due 2/21/2023	601,654
548,000	Hungary Government International bond, 6.375%, due 3/29/2021	623,898
442,000	Hungary Government International bond, 7.625%, due 3/29/2041	624,259
545,000	Israel Government International bond, 4.500%, due 1/30/2043	585,058
600,000	Israel Government International bond, 2.875%, due 3/16/2026	604,620
597,000	Mexico Government International bond, 4.000%, due 10/2/2023	625,358
595,000	Mexico Government International bond, 3.625%, due 3/15/2022	615,230
632,000	Mexico Government International bond, 4.750%, due 3/8/2044	638,320
399,000	Panama Government International bond, 7.125%, due 1/29/2026	515,707
505,000	Panama Government International bond, 8.875%, due 9/30/2027	725,938
575,000	Peruvian Government International bond, 5.625%, due 11/18/2050	665,563
559,000	Peruvian Government International bond, 4.125%, due 8/25/2027	597,292
561,000	Poland Government International bond, 4.000%, due 1/22/2024	599,429
570,000	Poland Government International bond, 5.000%, due 3/23/2022	637,688
599,000	South Africa Government International bond, 4.665%, due 1/17/2024	601,246
637,000	South Africa Government International bond, 6.250%, due 3/8/2041	697,515
550,000	South Africa Government International bond, 5.500%, due 3/9/2020	584,984
507,000	South Africa Government International bond, 5.875%, due 9/16/2025	547,304
605,000	Turkey Government International bond, 6.000%, due 1/14/2041	657,538
500,000	Turkey Government International bond, 7.510%, due 1/7/2019	572,865
579,000	Turkey Government International bond, 7.000%, due 3/11/2019	643,218
639,000	Turkey Government International bond, 3.250%, due 3/23/2023	609,708
572,000	Turkey Government International bond, 5.625%, due 3/30/2021	620,299
		18,550,751

	TOTAL BONDS & NOTES (Cost $36,809,800)	38,601,615

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2016
Shares		Value
	COMMON STOCKS - 38.1%
	BANKS - 0.7%
34,833	National Australia Bank Ltd.	$ 722,644

	COMMERCIAL SERVICES - 0.7%
41,372	RR Donnelley & Sons Co.	719,873

	ELECTRIC - 3.5%
39,166	CEZ AS	764,925
16,939,100	E.ON Russia JSC	691,290
190,925	EDP - Energias de Portugal SA	678,563
43,751	Engie SA	721,366
45,164	Fortum OYJ	680,540
		3,536,684
	ENTERTAINMENT - 0.7%
87,768	OPAP SA	663,263

	HOLDING COMPANIES - DIVERSIFIED - 0.6%
159,700	Keppel Corp Ltd.	641,556

	INSURANCE - 1.3%
72,520	Powszechny Zaklad Ubezpieczen SA	655,990
7,432	Swiss Re AG	659,365
		1,315,355
	IRON/STEEL - 1.6%
467,410	Eregli Demir ve Celik Fabrikalari TAS	781,051
44,554	Russel Metals, Inc.	794,109
		1,575,160
	LODGING - 0.6%
971,569	SJM Holdings Ltd.	653,800

	MACHINERY - DIVERSIFIED - 0.7%
23,672	Turk Traktor ve Ziraat Makineleri AS	702,189

	MEDIA - 0.6%
31,990	Television Broadcasts Ltd.	613,894

	MINING - 0.8%
712	MMC Norilsk Nickel PJSC- ARD	10,516
52,012	MMC Norilsk Nickel PJSC- ARD	767,177
		777,693

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2016
Shares		Value
	OIL & GAS - 2.2%
49,522	Crescent Point Energy Corp.	$ 835,244
243,152	SandRidge Permian Trust	685,689
33,515	Woodside Petroleum Ltd.	724,709
		2,245,642
	OIL & GAS SERVICES - 0.7%
849,442	China Oilfield Services Ltd	739,159

	REAL ESTATE - 1.3%
763,931	Argosy Property Ltd.	635,627
153,679	Atrium European Real Estate Ltd.	651,061
		1,286,688
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 17.4%
62,192	Artis Real Estate Investment Trust	664,890
99,566	Ashford Hospitality Trust	556,574
9,704	Befimmo SCA	648,332
235,050	BWP Trust	627,701
1,517,800	Cambridge Industrial Trust	615,385
23,434	Care Capital Properties, Inc.	624,985
51,604	CBL & Associates Properties, Inc.	602,735
176,722	Charter Hall Retail REIT	641,833
5,081	Cofinimmo SA	631,225
56,486	Crombie Real Estate Investment Trust	630,026
6,515	Fonciere Des Regions	616,468
58,671	Franklin Street Properties Corp.	623,086
643,600	Frasers Commercial Trust	620,043
692,882	Goodman Property Trust	649,181
37,947	H&R Real Estate Investment Trust	663,634
23,527	Hospitality Properties Trust	602,056
195,469	Investa Office Fund	621,926
629,548	Kiwi Property Group Ltd.	651,466
830,900	Mapletree Logistics Trust	667,588
26,618	Mercialys SA	592,942
1,637,957	Prosperity REIT	637,691
1,904,632	SA Corporate Real Estate Fund Nominees Pty Ltd.	675,059
34,732	Senior Housing Properties Trust	610,589
1,085,600	Starhill Global REIT	629,942
496,000	Suntec Real Estate Investment Trust	621,753
13,812	Vastned Retail NV	608,077
10,980	Wereldhave NV	565,619
64,785	WP Glimcher, Inc.	679,595
		17,580,401

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2016
Shares		Value
	TELECOMMUNICATIONS - 4.7%
21,302	CenturyLink, Inc.	$ 659,297
85,736	Mobile TeleSystems PJSC-ADR	793,915
376,110	Orange Polska SA	613,019
280,621	Spark New Zealand Ltd.	727,940
170,440	Telstra Corp Ltd.	697,045
293,274	Turk Telekomunikasyon AS	709,390
57,196	VTech Holdings Ltd.	591,345
		4,791,951

	TOTAL COMMON STOCKS (Cost $41,847,665)	38,565,952

	MASTER LIMITED PARTNERSHIPS - 22.7%
	CHEMICALS - 0.8%
85,498	CVR Partners LP	743,833

	COAL - 3.9%
48,986	Alliance Holdings GP LP	862,154
585,560	Foresight Energy LP	1,141,842
72,728	Natural Resource Partners LP	937,465
90,704	Suncoke Energy Partners LP	1,050,352
		3,991,813
	COMMERCIAL SERVICES - 0.7%
28,234	Stonemor Partners LP	688,910

	GAS - 0.7%
49,566	Global Partners LP	669,141

	OIL & GAS - 9.1%
48,470	Alon USA Partners LP	484,700
905,065	Atlas Resource Partners LP	715,001
57,921	Calumet Specialty Products Partners LP	266,437
52,341	CVR Refining LP	613,436
354,156	EV Energy Partners LP	1,041,219
658,230	Legacy Reserves LP	2,053,678
314,806	Memorial Production Partners LP	912,937
179,024	Seadrill Partners LLC	1,065,193
21,791	Suburban Propane Partners LP	657,870
101,454	Surgutneftegaz - ADR	644,233
427,129	Vanguard Natural Resources LLC	743,204
		9,197,908
	OIL & GAS SERVICES - 0.8%
60,368	Archrock Partners LP	806,516

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2016
Shares		Value
	PIPELINES - 3.2%
98,322	American Midstream Partners LP	$ 1,204,444
65,984	Crestwood Equity Partners LP	1,216,085
16,504	NuStar Energy LP	832,462
		3,252,991
	RETAIL - 0.7%
37,899	Ferrellgas Partners LP	710,227

	TRANSPORTATION - 2.8%
217,942	Capital Product Partners LP	610,238
44,050	Golar LNG Partners LP	745,767
32,945	Martin Midstream Partners LP	777,502
120,899	Teekay Offshore Partners LP	721,767
		2,855,274

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $27,243,955)	22,916,613

	TOTAL INVESTMENTS - 99.0% (Cost $105,901,420)(a)	$ 100,084,180
	OTHER ASSETS LESS LIABILITIES - 1.0%	1,016,789
	NET ASSETS - 100.0%	$ 101,100,969

(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $117,587,237 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 5,727,952
	Unrealized Depreciation:	(23,231,009)
	Net Unrealized Depreciation:	$ (17,503,057)

+ Variable rate security; the rate shown represents the rate at April 30, 2016.
ADR - American Depositary Receipt
LLC - Limited Liability Corporation
REIT - Real Estate Investment Trust

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of April 30, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 38,565,952	$ -	$ -	$ 38,565,952
Master Limited Partnerships	22,916,613	-	-	22,916,613
Bonds and Notes	-	38,601,615	-	38,601,615
Total	$ 61,482,565	$ 38,601,615	$ -	$ 100,084,180

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for Industry classification.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow ETF Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/29/16

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 06/29/16